Retirement and Deferred Compensation Plans (Fair Value of Benefit Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value of Benefit Plans' Assets [Abstract]
Fair value of plan assets	$ 1,197	$ 1,734
Corporate bonds
Fair Value of Benefit Plans' Assets [Abstract]
Fair value of plan assets	292	452
U.S. government bonds
Fair Value of Benefit Plans' Assets [Abstract]
Fair value of plan assets	196	228
Foreign government bonds
Fair Value of Benefit Plans' Assets [Abstract]
Fair value of plan assets	128	191
State and municipal bonds
Fair Value of Benefit Plans' Assets [Abstract]
Fair value of plan assets	22	28
Limited Partnerships And Common And Preferred Stock [Member]
Fair Value of Benefit Plans' Assets [Abstract]
Fair value of plan assets	353	527
Bulk Annuity Insurance Policy [Member]
Fair Value of Benefit Plans' Assets [Abstract]
Fair value of plan assets	89	150
Cash and invested cash [Member]
Fair Value of Benefit Plans' Assets [Abstract]
Fair value of plan assets	46	91
Other Investments [Member]
Fair Value of Benefit Plans' Assets [Abstract]
Fair value of plan assets	$ 71	$ 67